Financial instruments - classification - Liabilities (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Financial instruments
Liabilities	£ 688,802	£ 668,607
Financial Liabilities	688,802	668,607
Bank deposits
Financial instruments
Financial Liabilities	38,148	31,452
Items in course of transmission to other banks	404	136
Customer deposits
Financial instruments
Financial Liabilities	436,756	433,490
Settlement balances
Financial instruments
Financial Liabilities	9,546	1,729
Trading liabilities
Financial instruments
Financial Liabilities	58,845	54,714
Derivatives
Financial instruments
Financial Liabilities	65,983	72,082
Net hedging derivative liabilities	460	464
Other financial liabilities
Financial instruments
Financial Liabilities	65,940	61,087
Increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	0
Subordinated liabilities
Financial instruments
Financial Liabilities	6,006	6,136
Notes in circulation
Financial instruments
Financial Liabilities	3,287	3,316
Other Financial liabilities
Financial instruments
Financial Liabilities	4,291	4,601
Loans to customers - amortised cost
Financial instruments
Finance lease receivable	9,056	8,998
Held-for-trading
Financial instruments
Financial Liabilities	124,828	126,796
Held-for-trading | Trading liabilities
Financial instruments
Financial Liabilities	58,845	54,714
Held-for-trading | Derivatives
Financial instruments
Financial Liabilities	65,983	72,082
DFV
Financial instruments
Financial Liabilities	4,161	3,782
DFV | Other financial liabilities
Financial instruments
Financial Liabilities	3,927	3,548
DFV | Subordinated liabilities
Financial instruments
Financial Liabilities	234	234
Amortised cost
Financial instruments
Financial Liabilities	556,148	534,112
Lease liabilities	563	630
Amortised cost | Bank deposits
Financial instruments
Financial Liabilities	38,148	31,452
Amortised cost | Customer deposits
Financial instruments
Financial Liabilities	436,756	433,490
Amortised cost | Settlement balances
Financial instruments
Financial Liabilities	9,546	1,729
Amortised cost | Other financial liabilities
Financial instruments
Financial Liabilities	62,013	57,539
Amortised cost | Subordinated liabilities
Financial instruments
Financial Liabilities	5,772	5,902
Amortised cost | Notes in circulation
Financial instruments
Financial Liabilities	3,287	3,316
Amortised cost | Other Financial liabilities
Financial instruments
Financial Liabilities	626	684
Other Financial liabilities
Financial instruments
Financial Liabilities	3,665	3,917
Other Financial liabilities | Other Financial liabilities
Financial instruments
Financial Liabilities	£ 3,665	£ 3,917